Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Apr. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	[1]	$ 1,846		$ 6,615	$ 5,349
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Amortization of real estate-related intangibles, net			$ 700
The Company
Cash flows from operating activities:
Net income (loss)			(3,669)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation and amortization			6,406
Non-cash expense for stock-based compensation			766
Deferred ground and other lease income			(4,097)
Income from sales of real estate			0
Amortization of real estate-related intangibles, net			1,178
Amortization of premium and deferred financing costs on debt obligations, net			465
Management fees and non-cash expense reimbursements to the Manager			2,627
Other operating activities			15
Changes in assets and liabilities:
Changes in ground and other lease income receivable, net			1,394
Changes in deferred expenses and other assets, net			151
Changes in accounts payable, accrued expenses and other liabilities			852
Cash flows provided by operating activities			6,088
Cash flows from investing activities:
Acquisitions of real estate			(270,734)
Proceeds from sales of real estate			0
Other investing activities			(2,443)
Cash flows used in investing activities			(273,177)
Cash flows from financing activities:
Net transactions with iStar Inc.			0
Distributions to noncontrolling interest			0
Contributions from noncontrolling interest			0
Contribution from iStar Inc.			14,350
Proceeds from issuance of common stock			363,000
Proceeds from debt obligations			176,000
Repayments of debt obligations			(95,000)
Payments for deferred financing costs			(4,170)
Payment of offering costs			(14,372)
Dividends paid to common shareholders			(2,849)
Cash flows provided by (used in) financing activities			436,959
Changes in cash, cash equivalents and restricted cash			169,870
Cash, cash equivalents and restricted cash at beginning of period			0
Cash, cash equivalents and restricted cash at end of period		0	169,870
Supplemental disclosure of cash flow information:
Cash paid for interest			6,528
Supplemental disclosure of non-cash investing and financing activity:
Assumption of debt obligations			227,415
Contribution from iStar Inc.			7,217
Dividends declared to common shareholders			2,728
Accrued offering costs			1,347
Accrued finance costs			128
Contribution from noncontrolling interest			0
Net transactions with iStar Inc.			0
Predecessor
Cash flows from operating activities:
Net income (loss)	[1],[2],[3],[4]	1,846		6,615	5,717
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation and amortization	[2],[4]	901		3,142	3,140
Non-cash expense for stock-based compensation	[2]	0		0	0
Deferred ground and other lease income	[2]	(1,271)		(4,374)	(2,902)
Income from sales of real estate	[2]	(508)		0	0
Amortization of real estate-related intangibles, net	[2]	118		414	332
Amortization of premium and deferred financing costs on debt obligations, net	[2]	0		0	0
Management fees and non-cash expense reimbursements to the Manager	[2]	0		0	0
Other operating activities	[2]	24		0	0
Changes in assets and liabilities:
Changes in ground and other lease income receivable, net	[2]	2,088		(858)	(588)
Changes in deferred expenses and other assets, net	[2]	(576)		(39)	(430)
Changes in accounts payable, accrued expenses and other liabilities	[2]	(13)		580	(244)
Cash flows provided by operating activities	[2]	2,609		5,480	5,025
Cash flows from investing activities:
Acquisitions of real estate	[2]	0		(3,915)	0
Proceeds from sales of real estate	[2]	508		0	0
Other investing activities	[2]	(1,042)		(4,057)	0
Cash flows used in investing activities	[2]	(534)		(7,972)	0
Cash flows from financing activities:
Net transactions with iStar Inc.	[2]	(220,813)		3,447	1,943
Distributions to noncontrolling interest	[2]	0		0	(594)
Contributions from noncontrolling interest	[2]	0		0	(6,352)
Contribution from iStar Inc.	[2]	0		0	0
Proceeds from issuance of common stock	[2]	0		0	0
Proceeds from debt obligations	[2]	227,000		0	0
Repayments of debt obligations	[2]	0		0	0
Payments for deferred financing costs	[2]	(7,217)		0	0
Payment of offering costs	[2]	(779)		(977)	0
Dividends paid to common shareholders	[2]	0		0	0
Cash flows provided by (used in) financing activities	[2]	(1,809)		2,470	(5,003)
Changes in cash, cash equivalents and restricted cash	[2]	266		(22)	22
Cash, cash equivalents and restricted cash at beginning of period	[2]	0	$ 266	22	0
Cash, cash equivalents and restricted cash at end of period	[2]	266		0	22
Supplemental disclosure of cash flow information:
Cash paid for interest	[2]	168		0	0
Supplemental disclosure of non-cash investing and financing activity:
Assumption of debt obligations	[2]	0		0	0
Contribution from iStar Inc.	[2]	0		0	0
Dividends declared to common shareholders		0		0	0
Accrued offering costs	[2]	0		769	0
Accrued finance costs	[2]	21		0	0
Contribution from noncontrolling interest	[2]	0		0	3,819
Net transactions with iStar Inc.	[2]	$ 0		$ 0	$ 34,372

[1]	The combined statements of changes in equity prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[2]	The combined statements of cash flows prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[3]	The combined statements of comprehensive income prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[4]	The combined statements of operations prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.